Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) (10-K 2018) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 333,083		$ 444,802	$ 372,585	$ 2,500
Cash advance from related parties	$ 60,627	$ 251,924	$ 429,849	$ 153,528	$ 2,500
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description				Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties				$ 24,052
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description				Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties				$ 64,008
Qing Zuo [Member]
Related party description				Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties				$ 33,473
Junze Zhang [Member]
Related party description				Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties				$ 182,093
Cash advance from related parties				$ 182,093
Mengling Zhang [Member]
Related party description				General manager of ZDSE	General manager of ZDSE
Amount due to related parties				$ 36,519
Zihua Wu [Member]
Related party description				Director of the Company	Director of the Company
Amount due to related parties				$ 32,440	$ 2,500
Cash advance from related parties				$ 27,924	$ 2,500